FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Feb. 28, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value, assets measured on recurring basis

Description	Level	November 30, 2022	Level	February 28, 2023
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$118,785,342	1	$120,031,079